Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	CAD 130,924	CAD 117,480
Series A and D Preferred shares dividend	10,400	10,400
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	120,524	107,080
Discontinued operations	0	(1,032)
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	CAD 120,524	CAD 108,112
Weighted average number of shares
Basic (in shares)	271,832,430	253,172,088
Effect of dilutive securities (in shares)	2,244,602	3,344,632
Diluted (in shares)	274,077,032	256,516,720
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	CAD 5,400	CAD 5,400
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	CAD 5,000	CAD 5,000